Income tax credit (Details Narrative) - GBP (£)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development tax credits				£ 5,485
Increase in corporate tax rate, percentage	25.00%
Corporate tax rate	£ 250,000
Unrecognized tax rate		30.00%
Unrecognized deferred tax asset		£ 886,660